Segment Reporting - Summary of Non Current Assets By Country (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non Current Assets By Country [Line Items]
Non-current assets	[1]	$ 2,811.6	$ 3,018.9
Operating segments [member]
Disclosure Of Non Current Assets By Country [Line Items]
Non-current assets		2,742.5	2,978.4
Operating segments [member] | China [member]
Disclosure Of Non Current Assets By Country [Line Items]
Non-current assets		881.7	969.5
Operating segments [member] | Germany [member]
Disclosure Of Non Current Assets By Country [Line Items]
Non-current assets		816.1	837.7
Operating segments [member] | Other Countries [Member]
Disclosure Of Non Current Assets By Country [Line Items]
Non-current assets		$ 1,044.7	$ 1,171.2

[1]	The notes are an integral part of these consolidated financial statements.